Income Taxes (Schedule Of Tax Benefits Unrecognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Unrecognized tax benefits at beginning of year	$ 33.2	$ 37.1	$ 34.1
Gross amounts of increases and decreases: Increases as a result of tax positions taken during a prior period	5.1	0	0
Decreases as a result of tax positions taken during a prior period	(4.0)	0	(0.5)
Increases as a result of tax positions taken during the current period	1.9	1.2	8.1
Decreases as a result of tax positions taken during the current period	0	0	0
Decreases relating to settlements with taxing authorities	(5.1)	(1.0)	0
Decreases resulting from the lapse of the applicable statute of limitations	(15.9)	(4.2)	(5.6)
Translation Difference	(1.2)	0.1	1.0
Total unrecognized tax benefits at end of year	$ 14.0	$ 33.2	$ 37.1